Share Incentive Plan - Schedule of Compensation Expense over the Vesting Period for each Separately Vesting Portion of the Awards (Details) - Share Incentive Plan [Member]
$ / shares in Units, $ in Thousands
12 Months Ended
	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares
Disclosure of classes of share capital [line items]
Number of awards, Options granted		136,112
Weighted Average Exercise Price, Options granted		$ 2.04
Weighted Average Granted Fair Value, Options granted		$ 0.55
Weighted Average Remaining Contractual Life, Options granted		9 years 11 months 12 days
Number of awards, Options cancelled	(3,200,000)
Weighted Average Exercise Price, Options cancelled	2
Weighted Average Granted Fair Value, Options cancelled	$ 1.78
Weighted Average Remaining Contractual Life, Options cancelled	5 years 4 months 28 days
Number of awards, Vested but not exercised	4,336,368	6,440,613
Weighted Average Exercise Price, Vested but not exercised	$ 1.77	$ 1.85
Weighted Average Granted Fair Value, Vested but not exercised	$ 2	$ 1.89
Weighted Average Remaining Contractual Life, Vested but not exercised	5 years 6 months 25 days	6 years 6 months
Number of awards, Options forfeited/cancelled	(114,300)	(147,925)
Weighted Average Exercise Price, Options forfeited/cancelled	$ 2.19	$ 2.18
Weighted Average Granted Fair Value, Options forfeited/cancelled	$ 4.51	$ 3.85
Weighted Average Remaining Contractual Life, Options forfeited/cancelled	6 years 8 months 19 days	7 years 7 months 6 days
Number of awards, Options expired	(209,815)	(1,700,611)
Weighted Average Exercise Price, Options expired	$ 2.16	$ 1.61
Weighted Average Granted Fair Value, Options expired	$ 3.97	$ 1.06
Weighted Average Remaining Contractual Life, Options expired	6 years 4 months 28 days	5 years 11 months 23 days
Number of awards, Options exercised		(131,268)
Weighted Average Exercise Price, Options exercised		$ 1.15
Weighted Average Granted Fair Value, Weighted Average Granted Fair Value, Options exercised		$ 0.98
Weighted Average Remaining Contractual Life, Options exercised		5 years 10 months 28 days
Number of awards, Outstanding	4,591,293	8,115,408	9,959,100
Weighted Average Exercise Price, Outstanding	$ 1.79	$ 1.89	$ 1.83
Weighted Average Granted Fair Value, Outstanding	$ 2.08	$ 2.04	$ 1.91
Weighted Average Remaining Contractual Life, Outstanding	5 years 7 months 17 days	6 years 6 months 29 days	7 years 5 months 8 days
Aggregate Intrinsic Value, outstanding (in Dollars) | $	$ (6,035)	$ (8,054)	$ 11,596